REVENUE FROM ORDINARY ACTIVITIES	12 Months Ended
Dec. 31, 2025
REVENUE FROM ORDINARY ACTIVITIES
REVENUE FROM ORDINARY ACTIVITIES

25 – REVENUE FROM ORDINARY ACTIVITIES

The Company’s revenue mainly arises from the sale of beverages and related products. For presentation purposes, revenue is classified into the following categories:

●	Non-alcoholic beverages: Includes soft drinks, juices, water, and other non-alcoholic beverages commercialized under brands owned by The Coca-Cola Company and Monster Beverage Corporation.
●	Alcoholic beverages: Includes beers and other alcoholic beverages distributed by the Company.
●	Other revenue: Mainly relates to the sale of pulp, packaging, cases, bottles, and other materials used in operations.

	01.01.2025	01.01.2024	01.01.2023
Description	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Non-alcoholic beverages	2,956,573,827	2,850,966,747	2,256,309,490
Alcoholic beverages	353,981,539	345,733,257	337,722,715
Other revenue	34,280,485	27,533,001	24,404,847
Total	3,344,835,851	3,224,233,005	2,618,437,052